CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210	[1]	$ 231	[1]
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net of allowance for doubtful accounts of $47 and $46, respectively), ($520 and $659 pledged as collateral, respectively)	1,534	[1]	1,529	[1]
Accounts receivable from affiliates	299		148
Inventories	1,819	[1]	1,539	[1]
Prepaid expenses	48		46
Deferred income taxes	51		40
Other current assets	222	[1]	220	[1]
Total current assets	4,192		3,761
Property, plant and equipment, net	3,656	[1]	3,510	[1]
Investment in unconsolidated affiliates	238		202
Intangible assets, net	70	[1]	93	[1]
Goodwill	117		114
Deferred income taxes	229		163
Notes receivable from affiliates	2		5
Other noncurrent assets	366	[1]	482	[1]
Total assets	8,870		8,330
Current liabilities:
Accounts payable	1,101	[1]	862	[1]
Accounts payable to affiliates	62		64
Accrued liabilities	723	[1]	694	[1]
Deferred income taxes	39		29
Note payable to affiliate	100		100
Current portion of debt	288	[1]	212	[1]
Total current liabilities	2,313		1,961
Long-term debt	3,414	[1]	3,730	[1]
Notes payable to affiliates	599		439
Deferred income taxes	170		106
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Total liabilities	7,653		7,239
Commitments and contingencies (Notes 19 and 20)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive loss	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Noncontrolling interests in subsidiaries	123		114
Total equity	1,217		1,091
Total liabilities and equity	$ 8,870		$ 8,330

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."